Notes to the consolidated statements of income (Tables)	3 Months Ended
Mar. 31, 2022
Notes to the consolidated statements of income
Schedule of revenue

Revenue

in € THOUS

	For the three months ended
	March 31,
	2022			2021
	Revenue from			Revenue from
	contracts with	Other		contracts with	Other
	customers	revenue	Total	customers	revenue	Total

Health care services	3,492,515	114,292	3,606,807	3,233,136	92,323	3,325,459
Health care products	911,982	29,580	941,562	849,620	35,046	884,666
Total	4,404,497	143,872	4,548,369	4,082,756	127,369	4,210,125

Schedule of reconciliation of basic and diluted earnings per share

Reconciliation of basic and diluted earnings per share

in € THOUS, except share and per share data

	For the three months ended
	March 31,
	2022	2021
Numerator:
Net income attributable to shareholders of FMC-AG & Co. KGaA	157,361	248,946

Denominators:
Weighted average number of shares outstanding	293,007,109	292,878,085
Potentially dilutive shares	71,206	131,477

Basic earnings per share	0.54	0.85
Diluted earnings per share	0.54	0.85